Share-Based Compensation - Summary of RSUs, DSUs and PSUs Outstanding (Details)		9 Months Ended	12 Months Ended
	Feb. 20, 2024	Mar. 31, 2023 shares $ / shares	Mar. 31, 2024 shares $ / shares
Weighted Average Issue Price
Reverse stock split conversion ratio	0.1
RSUs
Instruments (#)
Outstanding, beginning (in shares) | shares		110,056	661,449
Issued (in shares) | shares		603,245	378,900
Vested (in shares) | shares		(32,689)	(158,248)
Expired (in shares) | shares		(1,410)	(27)
Forfeited (in shares) | shares		(17,753)	(84,385)
Outstanding, ending (in shares) | shares		661,449	797,689
Weighted Average Issue Price
Outstanding, beginning (in CAD per share) | $ / shares		$ 107.53	$ 26.14
Issued (in CAD per share) | $ / shares		18.70	7.50
Vested (in CAD per share) | $ / shares		142.47	34.86
Expired (in CAD per share) | $ / shares		47.67	21.99
Forfeited (in CAD per share) | $ / shares		273.38	126.10
Outstanding, ending (in CAD per share) | $ / shares		$ 26.14	$ 15.99
DSUs
Instruments (#)
Outstanding, beginning (in shares) | shares		21,397	91,045
Issued (in shares) | shares		69,648	225,292
Vested (in shares) | shares		0	(21,397)
Expired (in shares) | shares		0
Forfeited (in shares) | shares		0	(17,734)
Outstanding, ending (in shares) | shares		91,045	277,206
Weighted Average Issue Price
Outstanding, beginning (in CAD per share) | $ / shares		$ 77.06	$ 28.54
Issued (in CAD per share) | $ / shares		13.64	20.43
Vested (in CAD per share) | $ / shares		0	16.74
Expired (in CAD per share) | $ / shares		0
Forfeited (in CAD per share) | $ / shares		0	21.87
Outstanding, ending (in CAD per share) | $ / shares		$ 28.54	$ 24.03
PSUs
Instruments (#)
Outstanding, beginning (in shares) | shares		69,437	230,824
Issued (in shares) | shares		173,475	522,907
Vested (in shares) | shares		(363)	(26)
Expired (in shares) | shares			(24,080)
Forfeited (in shares) | shares		(11,725)	(28,745)
Outstanding, ending (in shares) | shares		230,824	700,880
Weighted Average Issue Price
Outstanding, beginning (in CAD per share) | $ / shares		$ 87.99	$ 37.74
Issued (in CAD per share) | $ / shares		18.78	7.60
Vested (in CAD per share) | $ / shares		21.62	18.70
Expired (in CAD per share) | $ / shares			101.57
Forfeited (in CAD per share) | $ / shares		54.43	34.71
Outstanding, ending (in CAD per share) | $ / shares		$ 37.74	$ 13.18